NeoForce Group, Inc. Acquisition - Additional Information (Detail) - NeoForce Group, Inc. [Member] - USD ($)			3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 08, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenue of acquiree				$ 279,000
Net income of acquiree				76,000
NeoForce, Inc [Member]
Business Acquisition [Line Items]
Business acquisition upfront cash payment		$ 1,000,000
Royalty payment period	36 months	36 months	36 months
Royalty payable				8,372
Fair value of royalty		$ 153,000	$ 172,000	$ 153,000
Fair value inputs, discount rate		20.00%	20.00%
Amortization					$ 53,000